Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Balance Sheet Information Related to the Operating Lease

Balance sheet information related to the operating lease is as follows:

	December 31, 2025	December 31, 2024
Operating lease assets:
Operating lease right-of-use asset – related party	$1,543,063	$2,314,043
Operating lease right-of-use asset – third-party	-	16,005
Total operating lease assets	$1,543,063	$2,330,048

Operating lease obligations:
Operating lease liabilities – related party	$1,538,942	$2,222,516
Operating lease liabilities – third-party	-	-
Total operating lease obligations	$1,538,942	$2,222,516

Current operating lease liabilities	$657,891	702,457
Non-current operating lease liabilities	881,051	1,520,059
Total operating lease obligations	$1,538,942	$2,222,516

Schedule of Operating Lease Cost

The following table presents operating lease cost reported in the consolidated statements of operations and comprehensive loss related to the Company’s leases:

	December 31, 2025	December 31, 2024
Operating lease cost	$839,053	$839,053
Short-term lease cost	2,452,418	2,452,418
Total	$3,291,471	$3,291,471

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	December 31, 2025	December 31, 2024
Weighted-average remaining lease term	2.44 years	1.97 years
Weighted-average discount rate	3.6%	3.6%

Schedule of Maturity of Operating Lease Liabilities

The following table summarizes the maturity of operating lease liabilities as of December 31, 2025:

12 months ending December 31,
2026	$699,879
2027	647,149
2028	257,194
Total lease payments	1,604,222
Less: imputed interest	(65,280)
Total lease liabilities	$1,538,942